Other Comprehensive Income - Summary of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	¥ 0	¥ 21	¥ (30)
Reclassification adjustments for amounts transferred to profit or loss: - interest expense (Note 15)	0	21	(15)
Net deferred tax (debited)/ credited to other comprehensive income	0	(10)	11
Cash flow hedges: Total	0	32	(34)
Equity investments measured at FVOCI:
Changes in fair value recognized during the year	142	(236)	(250)
Net deferred tax (debited)/credited to other comprehensive income	(35)	60	63
Equity investments measured at FVOCI: Total	107	(176)	(187)
Share of other comprehensive income of associates
Will not be reclassified to profit or loss	0	(2)	(2)
Are or may be reclassified subsequently to profit or loss	0	3	(3)
Share of other comprehensive income of associates: Total	0	1	(5)
Differences resulting from the translation of foreign currency financial statements	1	0	8
Other comprehensive income for the year	¥ 108	¥ (143)	¥ (218)